UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                      March 31, 2013
Check here if Amendment [_];  Amendment Number
This amendment (check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee Partners, L.P.
Address:   100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person
Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Managing Director and Chief Financial Officer
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2013.


Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers              0
Form 13F Information Table Entry Total         7
Form 13F Information Table Value Total         $3,487,586,407

       Name:            13F File No.:         Name:          13F File No.:

1.                                    6.
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2.                                    7.
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3.                                    8.
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4.                                    9.
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5.                                    10.
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

Item 1           Item 2     Item 3    Item 4     Item 5               Item 6               Item 7                Item 8
------           ------     ------    ------     ------               ------               ------                ------
                                                              Investment Discretion
                                                           ---------------------------                      Voting Authority
                                      Fair                    (a)      (b)        (c)                 -----------------------------
                                      Market    Shares of           Shared as    Shared   Managers             (Shares)
Name of         Title of    CUSIP     Value     Principal    Sole   Defined in   Other      see        (a)        (b)          (c)
Issuer           Class      Number   (x$1,000)    Amount             Instr.V              Instr.V     Sole      Shared         No
------          -------     ------   ---------  ---------    ----   ----------   -----    -------     ----      ------        -----
Cumulus
Media, Inc.     Common   231082108       2,868      850,976     850,976                                  850,976

First BanCorp.  Common   318672706     315,764   50,684,485  50,684,485                               50,684,485

MoneyGram
International
Inc.            Common   60935Y109     653,918   36,128,063  36,128,063                               36,128,063

Nielsen
Holdings N.V.   Common   N63218106   1,408,007   39,307,855  39,307,855                               39,307,855

Sterling
Financial
Corporation     Common   859319303     280,845   12,948,112  12,948,112                               12,948,112

Warner
Chilcott
Limited         Common   G9435N108     133,245    9,833,589   9,833,589                                9,833,589

West
Corporation     Common   952355105     692,939   36,109,395  36,109,395                               36,109,395
